Expense Example	Jan. 09, 2026 USD ($)
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF | Roundhill Robotaxi, Autonomous Vehicles & Technology ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	189
Roundhill Space & Technology ETF | Roundhill Space & Technology ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240